Income tax - Analysis of income tax expense (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Income tax
Current year income tax expense		$ (347,803)	$ (90,609)	$ (281,491)
Deferred income tax (expense) benefit		(246,125)	1,496,793	(813,340)
Total income tax benefit (expense)	$ (28,855)	(593,928)	1,406,184	(1,094,831)
Deferred income tax expense, translation effect		(2,015)	2,035	(2,278)
Deferred income tax related to items recognized in OCI during the year
Net (loss) gain cash flow hedges		(5,655)	46,835	(74,820)
Remeasurement gain of employee benefits		2,850	794	3,058
Deferred income tax recognized in OCI		$ (2,805)	$ 47,629	$ (71,762)